Securities - Additional Information (Details 4) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Securities Pledged
Securities pledged to various federal reserve districts, amortized cost	$ 56,500	$ 55,000	$ 38,200
Securities pledged to various federal reserve districts, fair value	56,600	54,800	37,500
Repurchase Agreements [Member]
Securities Pledged
Amortized cost of securities pledged	17,100	17,700	10,300
Securities pledged and available to be sold under repurchase agreements, fair value	17,300	17,900	10,500
Derivative [Member]
Securities Pledged
Amortized cost of securities pledged	616	669	895
Securities pledged and available to be sold under repurchase agreements, fair value	$ 648	$ 701	$ 929